Financial Assets at Fair Value through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Assets at Fair Value through Other Comprehensive Income

	2016	2017
Listed in the PRC	147	158
Listed outside the PRC	4,138	4,070
Unlisted	41	58

	4,326	4,286